Stockholders' equity and reserves - Tax balances of stockholders' equity (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2014	Dec. 31, 2013
IBSA individual [Member]
Disclosure of Stockholders' Equity and Reserves
Current and deferred tax relating to items credited (charged) directly to equity	$ 15,583,633	$ 8,731,894	$ 6,851,739
IBSA Consolidated [Member]
Disclosure of Stockholders' Equity and Reserves
Current and deferred tax relating to items credited (charged) directly to equity	$ 25,131,313	$ 17,954,497	$ 7,176,816